Finance income (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Finance Income [Abstract]
Disclosure of detailed information about finance income [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Fair value adjustment on redeemable preference shares (note 7(a))	-	4,801
Accretion income on redeemable preference shares (note 7(b))	516	253
Interest income and other	355	501
Total finance income	871	5,555